Commitments and Contingencies - Future Minimum Lease Payments Due under Non-Cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Total	$ 5,668	$ 5,486	[1]
Operating Leases, Remaining 2014	293	1,073	[1]
Operating Leases, 2015	1,425	1,066	[1]
Operating Leases, 2016	975	616	[1]
Operating Leases, 2017	865	621	[1]
Operating Leases, 2018	616	616	[1]
Operating Leases, After 2018	1,494	1,494	[1]
Purchase Commitments, Total	166,840	186,213
Purchase Commitments, Remaining 2014	10,686	33,960
Purchase Commitments, 2015	30,657	32,269
Purchase Commitments, 2016	28,817	20,762
Purchase Commitments, 2017	18,997	17,658
Purchase Commitments, 2018	16,044	18,060
Purchase Commitments, After 2018	61,639	63,504
Total Commitments	172,508	191,699
Total Commitments, Remaining 2014	10,979	35,033
Total Commitments, 2015	32,082	33,335
Total Commitments, 2016	29,792	21,378
Total Commitments, 2017	19,862	18,279
Total Commitments, 2018	16,660	18,676
Total Commitments, After 2018	$ 63,133	$ 64,998

[1]	The table reflects future minimum lease payments over the non-cancelable lease terms of its operating lease.